OTHER NON-CURRENT LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other non-current liabilities
Unrecognized tax benefits	¥ 55,943	¥ 38,383
Deferred income tax liabilities	62,044
Warrants		1,374
Total	¥ 117,987	¥ 39,757